Stockholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Oct. 03, 2022	Feb. 28, 2022	Sep. 21, 2021	Oct. 20, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity, Class of Treasury Stock [Line Items]
Preferred stock share authorized					50,000,000
Preferred stock share par value					$ 0.0001
Common stock, issued and sold		3,880,000
Net proceeds from issuance of common stock and exercise of overallotment		$ 10,000
After deduction of underwriting discounts and estimated other offering expenses		$ 900
Proceeds from common stock issuance					$ 11,538	$ 4,380	$ 15,000
ATM Facility [Member]
Equity, Class of Treasury Stock [Line Items]
Common stock, issued and sold	2,000,000
After deduction of underwriting discounts and estimated other offering expenses	$ 100
Common stock shares subscribed but not issued	15,661,000
ATM Facility [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Common stock shares subscribed but not issued	15,661,000
Pre Funded Warrants [Member]
Equity, Class of Treasury Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights		$ 0.0001			$ 0
Pre Funded Warrants [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Warrants issued (in shares)		3,880,000
Common Warrants [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Warrants issued (in shares)		7,760,000
Common Stock Warrants [Member]
Equity, Class of Treasury Stock [Line Items]
Common Stock, Voting Rights		4.99
Class of warrant or right, exercise price of warrants or rights		$ 1.41			$ 1.41
Common Stock Warrants [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Date from which Warrants or Rights Exercisable		Aug. 23, 2027
Common Stock Warrants [Member] | Minimum [Member]
Equity, Class of Treasury Stock [Line Items]
Date from which Warrants or Rights Exercisable		Aug. 23, 2022
Common Stock Warrants [Member] | ATM Facility [Member]
Equity, Class of Treasury Stock [Line Items]
Common stock, issued and sold			1,400,000
Net proceeds from issuance of common stock and exercise of overallotment			$ 4,100
Follow-on Public Offering [Member]
Equity, Class of Treasury Stock [Line Items]
Common stock, issued and sold		3,880,000		3,750,000
Common stock issued price per share		$ 1.41		$ 4
Net proceeds from issuance of common stock and exercise of overallotment		$ 10,000		$ 14,000			$ 14,037
Underwriting discounts and commissions				$ 1,000
After deduction of underwriting discounts and estimated other offering expenses		$ 900
Follow-on Public Offering [Member] | Pre Funded Warrants [Member]
Equity, Class of Treasury Stock [Line Items]
Common stock issued price per share		$ 1.4099
Follow-on Public Offering [Member] | Pre Funded Warrants [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Warrants issued (in shares)		3,880,000
Follow-on Public Offering [Member] | Common Warrants [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Warrants issued (in shares)		7,760,000
Follow-on Public Offering [Member] | Cellectis [Member]
Equity, Class of Treasury Stock [Line Items]
Common stock, issued and sold				1,250,000
Net proceeds from issuance of common stock and exercise of overallotment				$ 5,000
Proceeds from common stock issuance				$ 14,000